Personnel expenses - Schedule Of Employee Benefit Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Wages, salaries and payroll benefits	€ 118,759	€ 115,156	€ 99,178
Social security	12,864	9,047	8,219
Pension costs	7,190	7,863	7,239
Share-based payment expenses	19,045	7,777	16,377
Others	5,724	4,590	4,092
Total	€ 163,582	€ 144,433	€ 135,105